BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Managed Volatility V.I. Fund

(the “Fund”)

Supplement dated April 23, 2018 to

the Prospectus and Statement of Additional Information of the Fund, each dated May 1, 2017, as supplemented to date

Effective April 23, 2018, the following changes are made to the Fund’s Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Managed Volatility V.I. Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares*
Management Fee[1]	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.29%	0.36%
Acquired Fund Fees and Expenses[3]	0.00%	0.00%
Total Annual Fund Operating Expenses[4]	0.84%	1.16%
Fee Waivers and/or Expense Reimbursements[1,5]	(0.25)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,5]	0.59%	0.84%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Other Expenses for Class I Shares have been restated to reflect current expenses in the most recent annual report and Other Expenses for Class III Shares are based on estimated amounts for the current fiscal year.

[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. The Fund may invest more significantly in individual equity and fixed-income securities rather than exchange-traded funds in the current fiscal year.

[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report for Class I Shares, which do not include the restatement of Other Expenses to reflect fees as of the most recent annual report or the estimated Acquired Fund Fees and Expenses for the current fiscal year.

[5]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.59% (for Class I Shares) and 0.84% (for Class III Shares) of average daily net assets through April 30, 2021. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% (for Class I Shares) and 0% (for Class III Shares) of average daily net assets through April 30, 2021. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

*	Class currently active, but no assets in share class as of the fiscal year ended December 31, 2017.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$60	$189	$388	$964
Class III Shares	$86	$268	$540	$1,318

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2017, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

The following replaces the subsection immediately after the first paragraph in the section of the Prospectus for Class I Shares entitled “Management of the Funds — BlackRock — BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund”:

All Funds (except BlackRock Government Money Market V.I. Fund, BlackRock iShares® Alternative Strategies V.I. Fund and BlackRock iShares® Dynamic Allocation V.I. Fund)

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s (other than the BlackRock Managed Volatility V.I. Fund and the BlackRock S&P 500 Index V.I. Fund) assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee through April 30, 2019. The contractual waiver for BlackRock Managed Volatility V.I. Fund and BlackRock S&P 500 Index V.I. Fund is in effect through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

The table disclosing contractual caps in the section of the Prospectus for Class I Shares entitled “Management of the Funds — BlackRock” is deleted with respect to the BlackRock Managed Volatility V.I. Fund and replaced with the following:

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
Managed Volatility V.I. Fund	0.59%	0.00%

[1]	The contractual caps for each Fund (other than the BlackRock Managed Volatility V.I. Fund and the BlackRock S&P 500 Index V.I. Fund) are in effect through April 30, 2019. The contractual caps for the BlackRock Managed Volatility V.I. Fund and the BlackRock S&P 500 Index V.I. Fund are in effect through April 30, 2021. The contractual agreement may be terminated, with respect to each Fund, upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.

The following replaces the subsection immediately after the first paragraph in the section of the Prospectus for Class III Shares entitled “Management of the Funds — BlackRock — BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund”:

All Funds (except BlackRock Government Money Market V.I. Fund, BlackRock iShares® Alternative Strategies V.I. Fund and BlackRock iShares® Dynamic Allocation V.I. Fund)

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s (other than the BlackRock Managed Volatility V.I. Fund and the BlackRock S&P 500 Index V.I. Fund) assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee through April 30, 2019. The contractual waiver for BlackRock Managed Volatility V.I. Fund and BlackRock S&P 500 Index V.I. Fund is in effect through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

The table disclosing contractual caps in the section of the Prospectus for Class III Shares entitled “Management of the Funds — BlackRock” is deleted with respect to the BlackRock Managed Volatility V.I. Fund and replaced with the following:

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
Managed Volatility V.I. Fund[3]	0.84%	0.00%

[1]	The contractual caps for each Fund (other than the BlackRock Managed Volatility V.I. Fund and the BlackRock S&P 500 Index V.I. Fund) are in effect through April 30, 2019. The contractual caps for the BlackRock Managed Volatility V.I. Fund and the BlackRock S&P 500 Index V.I. Fund are in effect through April 30, 2021. The contractual agreement may be terminated, with respect to each Fund, upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.

[3]	For the fiscal year ended December 31, 2017, there were no Class III Shares outstanding.

The following replaces the subsection immediately after the third paragraph in the section of the Statement of Additional entitled “Management and Advisory Arrangements — BlackRock S&P 500 Index V.I. Fund”:

All Funds (except BlackRock Government Money Market V.I. Fund, BlackRock iShares® Alternative Strategies V.I. Fund and BlackRock iShares® Dynamic Allocation V.I. Fund)

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s (other than the BlackRock Managed Volatility V.I. Fund and the BlackRock S&P 500 Index V.I. Fund) assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee through April 30, 2019. The contractual waiver for BlackRock Managed Volatility V.I. Fund and BlackRock S&P 500 Index V.I. Fund is in effect through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

All Funds (except BlackRock Managed Volatility V.I. Fund, BlackRock iShares® Alternative Strategies V.I. Fund and BlackRock iShares® Dynamic Allocation V.I. Fund)

With respect to Class I shares of the Funds other than Advantage Large Cap Value V.I. Fund, Advantage U.S. Total Market V.I. Fund, S&P 500 Index V.I. Fund and Government Money Market V.I. Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average net assets. With respect to Class I shares of Advantage Large Cap Value V.I. Fund, Advantage U.S. Total Market V.I. Fund, S&P 500 Index V.I. Fund and Government Money Market V.I. Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.60%, 0.55%, 0.15% and 0.30%, respectively, of average daily net assets.

With respect to Class II and Class III shares of the Funds, other than Advantage Large Cap Value V.I. Fund, Advantage U.S. Total Market V.I. Fund and S&P 500 Index V.I. Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses, and excluding Distribution Fees) to 1.40% of average net assets for Class II shares and 1.50% of average daily net assets for Class III shares. With respect to Class II and Class III shares of Advantage Large Cap Value V.I. Fund, Advantage U.S. Total Market V.I. Fund and S&P 500 Index V.I. Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund and S&P 500 Index V.I. Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75%, 0.70% and 0.30% of average daily net assets for Class II shares and 0.85%, 0.80% and 0.44% of average daily net assets for Class III shares, respectively.

For the Government Money Market V.I. Fund, the Manager has voluntarily agreed to waive a portion of its fees and/or reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. The Manager may discontinue this waiver and/or reimbursement at any time without notice. Taking into account this voluntary waiver and/or reimbursement of fees, the Total Annual Fund Operating Expenses may be lower than shown in the Annual Fund Operating Expenses table.

Shareholders should retain this Supplement for future reference.

PRSAI-VARMV-0418SUP